Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Funds
Entity Central Index Key	0000002664
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028787
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IAVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 2,770,379,970
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,770,379,970 # of Portfolio Holdings76 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	34.8%
Financials	11.6%
Communication Services	9.9%
Health Care	9.8%
Consumer Discretionary	8.8%
Industrials	8.7%
Consumer Staples	4.4%
Materials	3.7%
Energy	3.2%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Apple, Inc.	7.4%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.1%
Micron Technology, Inc.	4.2%
NVIDIA Corp.	4.0%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	3.2%
International Business Machines Corp.	3.1%
Cisco Systems, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%

C000028788
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,770,379,970
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,770,379,970 # of Portfolio Holdings76 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	34.8%
Financials	11.6%
Communication Services	9.9%
Health Care	9.8%
Consumer Discretionary	8.8%
Industrials	8.7%
Consumer Staples	4.4%
Materials	3.7%
Energy	3.2%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Apple, Inc.	7.4%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.1%
Micron Technology, Inc.	4.2%
NVIDIA Corp.	4.0%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	3.2%
International Business Machines Corp.	3.1%
Cisco Systems, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%

C000028789
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S
Trading Symbol	ISVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,770,379,970
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,770,379,970 # of Portfolio Holdings76 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	34.8%
Financials	11.6%
Communication Services	9.9%
Health Care	9.8%
Consumer Discretionary	8.8%
Industrials	8.7%
Consumer Staples	4.4%
Materials	3.7%
Energy	3.2%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Apple, Inc.	7.4%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.1%
Micron Technology, Inc.	4.2%
NVIDIA Corp.	4.0%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	3.2%
International Business Machines Corp.	3.1%
Cisco Systems, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%

C000074892
Shareholder Report [Line Items]
Fund Name	Voya Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 2,770,379,970
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,770,379,970 # of Portfolio Holdings76 Portfolio Turnover Rate62%
Holdings [Text Block]

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Table Summary
Value	Value
Information Technology	34.8%
Financials	11.6%
Communication Services	9.9%
Health Care	9.8%
Consumer Discretionary	8.8%
Industrials	8.7%
Consumer Staples	4.4%
Materials	3.7%
Energy	3.2%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Apple, Inc.	7.4%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.1%
Micron Technology, Inc.	4.2%
NVIDIA Corp.	4.0%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	3.2%
International Business Machines Corp.	3.1%
Cisco Systems, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.5%